Other Debt Securities - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Unrealised Gain	$ 445,822	$ 644
Unrealised Loss	(68,438)	(618,033)
Central Bank Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Unrealised Loss	$ (185,277)	$ (80,771)